ACQUISITIONS	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
ACQUISITIONS
ACQUISTIONS
During 2014, following the Offering, PBFX completed two acquisitions from PBF LLC, pursuant to which PBFX acquired from PBF LLC the following assets:

•
the DCR West Rack, which consists of a heavy crude oil rail unloading facility at the Delaware City refinery with total throughput capacity of at least 40,000 bpd (the “DCR West Rack Acquisition”); and

•
the Toledo Storage Facility, which consists of a tank farm and related facilities, including a propane storage and loading facility, located at PBF Energy's Toledo refinery (the “Toledo Storage Acquisition”).

See the Annual Report on Form 10-K for the year ended December 31, 2014 of PBF Logistics LP for additional information regarding the 2014 acquisitions from PBF LLC and the commercial agreements executed in connection with these acquisitions.
On May 5, 2015, the Partnership entered into a contribution agreement between the Partnership and PBF LLC (the “Contribution Agreement”). Pursuant to the Contribution Agreement, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”), whose assets collectively consist of the Delaware City Products Pipeline and Truck Rack, for total consideration to PBF LLC of $143,000, consisting of $112,500 of cash and $30,500 of Partnership common units, or 1,288,420 common units (the “Delaware City Products Pipeline and Truck Rack Acquisition”). The cash consideration was funded by the Partnership with $88,000 in proceeds from the Partnership’s 6.875% Senior Notes due 2023, sale of approximately $700 in marketable securities and $23,800 in borrowings under the Partnership’s Revolving Credit Facility (as defined in Note 4). The Delaware City Products Pipeline and Truck Rack Acquisition closed on May 14, 2015. The Partnership borrowed an additional $700 under its Revolving Credit Facility to repay $700 of its Term Loan (as defined in Note 4) in order to release the $700 in marketable securities that had collateralized the Term Loan.
The Delaware City Products Pipeline consists of a 23.4 mile, 16-inch interstate petroleum products pipeline with in excess of 125,000 bpd of capacity located at PBF Holding's Delaware City, Delaware refinery. The pipeline transports refined petroleum products from the Delaware City refinery to Sunoco Logistics Partners, L.P.’s (“Sunoco Logistics”) Twin Oaks pump station at Delaware County, PA, with connections to Buckeye Partners, L.P.’s Laurel pipeline and Sunoco Logistics’ northeast pipeline systems that serve Western Pennsylvania and New York. The Delaware City Truck Rack consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline and distillates.
Total transaction costs of approximately $530 associated with the Delaware City Products Pipeline and Truck Rack Acquisition were expensed as incurred. In connection with such acquisition, the Partnership entered into two commercial agreements with PBF Holding and amended and restated each of the omnibus agreement and the operational services agreement with PBF Holding. See Note 11—Related Party Transactions, for a summary of the terms of these agreements.
As the Delaware City Products Pipeline and Truck Rack Acquisition was considered a transfer of businesses between entities under common control, the Delaware City Products Pipeline and Truck Rack was transferred at its historical carrying value, which was $15,975 as of May 14, 2015. The historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the Delaware City Products Pipeline and Truck Rack as if it was owned by the Partnership for all periods presented. Net income attributable to the Delaware City Products Pipeline and Truck Rack prior to the effective Date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to net income per unit.
The following tables present the Partnership's statement of financial position and results of operations after giving effect to the Acquisitions from PBF. For the three and six months ended June 30, 2015 and 2014, respectively, the consolidated results of the DCR West Rack prior to the DCR West Rack Acquisition are included under “DCR West Rack,” the consolidated results of the Toledo Storage Facility prior to the Toledo Storage Acquisition are included under “Toledo Storage Facility,” and the consolidated results of the Delaware City Products Pipeline and Truck Rack prior to the Delaware City Products Pipeline and Truck Rack Acquisition are included under “Delaware City Products Pipeline and Truck Rack.” The previously reported consolidated results of the DCR Rail Terminal, Toledo Truck Rack, DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack subsequent to each acquisition are included in “PBF Logistics LP.”

	December 31, 2014
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total Liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total Equity	(120,293)	15,713	(104,580)
Total Liabilities and Equity	$393,951	$16,190	$410,141

	Three Months Ended June 30, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$33,766	$1,102	$34,868

Costs and expenses:
Operating and maintenance expenses	4,356	412	4,768
General and administrative expenses	3,347	382	3,729
Depreciation and amortization	1,547	90	1,637
Total costs and expenses	9,250	884	10,134

Income from operations	24,516	218	24,734

Other income (expense):
Interest expense, net and other financing costs	(4,627)	3	(4,624)
Amortization of loan fees	(306)	—	(306)
Net income	19,583	221	19,804
Less: Net income attributable to Predecessor	—	221	221
Limited partners' interest in net income attributable to the Partnership	$19,583	$—	$19,583

	Six Months Ended June 30, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$64,330	$3,383	$67,713

Costs and expenses:
Operating and maintenance expenses	11,837	1,365	13,202
General and administrative expenses	6,310	481	6,791
Depreciation and amortization	2,994	276	3,270
Total costs and expenses	21,141	2,122	23,263

Income from operations	43,189	1,261	44,450

Other income (expense):
Interest expense, net and other financing costs	(6,431)	13	(6,418)
Amortization of loan fees	(467)	—	(467)
Net income	36,291	1,274	37,565
Less: Net income attributable to Predecessor	—	1,274	1,274
Limited partners' interest in net income attributable to the Partnership	$36,291	$—	$36,291

	Three Months Ended June 30, 2014
	PBF Logistics LP	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$7,782	$—	$—	$2,386	$10,168

Costs and expenses:
Operating and maintenance expenses	1,697	—	2,188	932	4,817
General and administrative expenses	1,427	36	30	116	1,609
Depreciation and amortization	284	—	398	186	868
Total costs and expenses	3,408	36	2,616	1,234	7,294

Income (loss) from operations	4,374	(36)	(2,616)	1,152	2,874

Other income (expense):
Interest expense, net and other financing costs	(287)	—	—	2	(285)
Amortization of loan fees	(73)	—	—	—	(73)
Net income (loss)	4,014	(36)	(2,616)	1,154	2,516
Less: Net income (loss) attributable to Predecessor	(1,403)	(36)	(2,616)	1,154	(2,901)
Limited partners' interest in net income attributable to the Partnership	$5,417	$—	$—	$—	$5,417

	Six Months Ended June 30, 2014
	PBF Logistics LP	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$7,782	$—	$—	$4,568	$12,350

Costs and expenses:
Operating and maintenance expenses	3,233	—	4,658	1,774	9,665
General and administrative expenses	2,060	66	60	220	2,406
Depreciation and amortization	575	—	783	371	1,729
Total costs and expenses	5,868	66	5,501	2,365	13,800

Income (loss) from operations	1,914	(66)	(5,501)	2,203	(1,450)

Other income (expense):					—
Interest expense, net and other financing costs	(287)	—	—	4	(283)
Amortization of loan fees	(73)	—	—	—	(73)
Net income (loss)	1,554	(66)	(5,501)	2,207	(1,806)
Less: Net income (loss) attributable to Predecessor	(3,863)	(66)	(5,501)	2,207	(7,223)
Limited partners' interest in net income attributable to the Partnership	$5,417	$—	$—	$—	$5,417